Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 15.1%
Activision Blizzard, Inc.	168	$12,864
Alphabet, Inc., Class A*	3,029	299,386
AT&T, Inc.	837	17,049
Electronic Arts, Inc.	190	24,449
Meta Platforms, Inc., Class A*	1,602	238,650
Netflix, Inc.*	94	33,263
Pinterest, Inc., Class A*	337	8,860
Spotify Technology SA*	176	19,839

Total Communication Services		654,360

Consumer Discretionary — 13.8%
Airbnb, Inc., Class A*	167	18,555
Amazon.com, Inc.*	2,977	307,018
Aptiv PLC*	112	12,666
eBay, Inc.	329	16,286
Expedia Group, Inc.*	131	14,973
Ford Motor Co.	6,375	86,126
General Motors Co.	2,217	87,173
Rivian Automotive, Inc., Class A*	1,005	19,497
Tesla, Inc.*	203	35,164

Total Consumer Discretionary		597,458

Consumer Staples — 0.4%
Procter & Gamble Co. (The)	135	19,221

Health Care — 24.1%
Abbott Laboratories	278	30,733
AbbVie, Inc.	413	61,021
Alnylam Pharmaceuticals, Inc.*	36	8,150
Amgen, Inc.	169	42,656
Becton Dickinson and Co.	52	13,115
Biogen, Inc.*	73	21,236
Boston Scientific Corp.*	291	13,459
Bristol-Myers Squibb Co.	1,315	95,535
Danaher Corp.	69	18,242
Edwards Lifesciences Corp.*	132	10,124
Eli Lilly & Co.	202	69,518
GE HealthCare Technologies, Inc.*	119	8,273
Gilead Sciences, Inc.	641	53,806
Illumina, Inc.*	66	14,137
Incyte Corp.*	193	16,432
Johnson & Johnson	902	147,405
Medtronic PLC	355	29,710
Merck & Co., Inc.	1,190	127,818
Moderna, Inc.*	125	22,008
Novavax, Inc.*(a)	1,789	19,518
Pfizer, Inc.	2,707	119,541
Regeneron Pharmaceuticals, Inc.*	42	31,856
Seagen, Inc.*	101	14,087
Stryker Corp.	62	15,736
Thermo Fisher Scientific, Inc.	28	15,969
Vertex Pharmaceuticals, Inc.*	88	28,433

Total Health Care		1,048,518

Industrials — 5.3%
3M Co.	157	18,068
Boeing Co. (The)*	150	31,950
Caterpillar, Inc.	81	20,435
Cummins, Inc.	53	13,226
Deere & Co.	45	19,028
General Electric Co.	357	28,731
Honeywell International, Inc.	63	13,134
Lockheed Martin Corp.	32	14,824
Northrop Grumman Corp.	21	9,409
Raytheon Technologies Corp.	290	28,956
Uber Technologies, Inc.*	1,021	31,580

Total Industrials		229,341

Information Technology — 40.1%
Accenture PLC, Class A	43	11,999
Adobe, Inc.*	80	29,627
Advanced Micro Devices, Inc.*	615	46,217
Analog Devices, Inc.	92	15,775
Apple, Inc.	1,760	253,950
Applied Materials, Inc.	239	26,646
Atlassian Corp., Class A*	92	14,869
Autodesk, Inc.*	56	12,049
Block, Inc.*	307	25,088
Broadcom, Inc.	80	46,801
Cadence Design Systems, Inc.*	66	12,067
Cisco Systems, Inc.	1,455	70,815
Corning, Inc.	293	10,141
Dell Technologies, Inc., Class C	597	24,250
Dropbox, Inc., Class A*	333	7,736
Hewlett Packard Enterprise Co.	1,182	19,066
HP, Inc.	539	15,706
Intel Corp.	5,731	161,958
International Business Machines Corp.	425	57,260
Intuit, Inc.	57	24,092
Juniper Networks, Inc.	327	10,562
KLA Corp.	27	10,597
Lam Research Corp.	34	17,003
Marvell Technology, Inc.	404	17,433
Microchip Technology, Inc.	130	10,091
Micron Technology, Inc.	541	32,622
Microsoft Corp.	942	233,437
NetApp, Inc.	141	9,338
NVIDIA Corp.	374	73,068
Oracle Corp.	910	80,499
Palo Alto Networks, Inc.*	87	13,802
PayPal Holdings, Inc.*	474	38,626
QUALCOMM, Inc.	644	85,787
Salesforce, Inc.*	368	61,813
ServiceNow, Inc.*	39	17,750
Splunk, Inc.*	105	10,056
Synopsys, Inc.*	46	16,273
Texas Instruments, Inc.	86	15,240
Twilio, Inc., Class A*	194	11,609
Unity Software, Inc.*	279	9,910
VMware, Inc., Class A*	238	29,148
Western Digital Corp.*	650	28,568
Workday, Inc., Class A*	113	20,502

Total Information Technology		1,739,846

Materials — 1.0%
Corteva, Inc.	203	13,083
Dow, Inc.	174	10,327
Ginkgo Bioworks Holdings, Inc.*	10,721	20,906

Total Materials		44,316

Total Common Stocks
(Cost $4,931,182)		4,333,060

Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	13,211	$13,211
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	3,811	3,811
Total Short-Term Investments
(Cost $17,022)		17,022

Total Investments — 100.2%
(Cost $4,948,204)		4,350,082
Other Assets and Liabilities, Net — (0.2)%		(10,226)
Net Assets — 100.0%		$4,339,856

		% of
Industry	Value	Net Assets
Information Technology	$1,739,846	40.1%
Health Care	1,048,518	24.1
Communication Services	654,360	15.1
Consumer Discretionary	597,458	13.8
Industrials	229,341	5.3
Materials	44,316	1.0
Consumer Staples	19,221	0.4
Money Market Funds	17,022	0.4
Total Investments	$4,350,082	100.2%
Other Assets and Liabilities, Net	(10,226)	(0.2)
Total Net Assets	$4,339,856	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,223; total market value of collateral held by the Fund was $13,211.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments — IQ U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,333,060	$–	$–	$4,333,060
Short-Term Investments:
Money Market Funds	17,022	–	–	17,022
Total Investments in Securities	$4,350,082	$–	$–	$4,350,082

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.